World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2015

Dates Covered
Collections Period	06/01/15 - 06/30/15
Interest Accrual Period	06/15/15 - 07/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/15	90,053,460.32	11,808
Yield Supplement Overcollateralization Amount at 05/31/15	828,103.51	0
Receivables Balance at 05/31/15	90,881,563.83	11,808
Principal Payments	6,571,206.99	360
Defaulted Receivables	151,425.54	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/15	718,233.45	0
Pool Balance at 06/30/15	83,440,697.85	11,435

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	11.27%

Prepayment ABS Speed	1.27%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.40%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	22.02

Delinquent Receivables:
Past Due 31-60 days	2,253,329.21	216
Past Due 61-90 days	484,406.63	48
Past Due 91 + days	79,415.78	9
Total	2,817,151.62	273

Total 31+ Delinquent as % Ending Pool Balance	3.38%

Recoveries	129,695.97

Aggregate Net Losses/(Gains) - June 2015	21,729.57
Current Net Loss Ratio (Annualized)	0.29%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	7,058,858.61
Advances	(1,189.14)
Investment Earnings on Cash Accounts	982.49
Servicing Fee	(75,734.64)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,982,917.32

Distributions of Available Funds
(1) Class A Interest	70,509.57
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,612,762.47
(7) Distribution to Certificateholders	267,976.83
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,982,917.32

Servicing Fee	75,734.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 06/15/15	82,810,660.02
Principal Paid	6,612,762.47
Note Balance @ 07/15/15	76,197,897.55

Class A-1
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-2
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-3
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-4
Note Balance @ 06/15/15	63,617,660.02
Principal Paid	6,612,762.47
Note Balance @ 07/15/15	57,004,897.55
Note Factor @ 07/15/15	65.1253814%

Class B
Note Balance @ 06/15/15	19,193,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	19,193,000.00
Note Factor @ 07/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	102,178.02
Total Principal Paid	6,612,762.47
Total Paid	6,714,940.49

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.33000%
Interest Paid	70,509.57
Principal Paid	6,612,762.47
Total Paid to A-4 Holders	6,683,272.04

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1449901
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3834785
Total Distribution Amount	9.5284686

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8055383
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	75.5476628
Total A-4 Distribution Amount	76.3532011

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/15	23,397.20
Balance as of 06/30/15	22,208.06
Change	(1,189.14)

Reserve Account
Balance as of 06/15/15	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	-
Balance as of 07/15/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07